Organization and Description of Business (Details) $ in Billions	6 Months Ended
Jun. 30, 2016 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General partnership interest percentage	96.90%
Purchased property inception to current date	$ 4.0